Interest Rate Benchmark Reform - Schedule of Notional Balance of the Bank's Derivative Exposures and Undrawn Commitments to Significant IBORs (Detail) - CDOR [Member] - Maturity After June28, 2024 [Member]
$ in Millions
	Nov. 01, 2021 CAD ($)	[2]
Single currency interest rate swaps
Details of notional balance of the Banks derivative exposures and undrawn commitments to significant IBORs [Line Items]
Notional amount	$ 574,897	[1]
Cross currency interest rate swaps
Details of notional balance of the Banks derivative exposures and undrawn commitments to significant IBORs [Line Items]
Notional amount	71,047
Other
Details of notional balance of the Banks derivative exposures and undrawn commitments to significant IBORs [Line Items]
Notional amount	1,355	[3]
Undrawn commitments
Details of notional balance of the Banks derivative exposures and undrawn commitments to significant IBORs [Line Items]
Notional amount	$ 2,875

[1]	For single currency interest rate swaps, where both legs are referencing rates directly impacted by the benchmark reform, the relevant notional amount for both legs are shown separately to reflect the risks relating to the reform for each rate.
[2]	Includes exposure to one-month, two-month, and three-month CDOR tenors.
[3]	Other derivatives include total return swaps and options.